Equity (Deficit) - Additional Information (Details) $ in Thousands, $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2026 MXN ($)	Sep. 30, 2025 MXN ($)	Mar. 31, 2025 MXN ($)	Sep. 30, 2024 MXN ($)	Sep. 30, 2025 MXN ($) $ / uSDPerBbl $ / bbl	Sep. 30, 2024 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 MXN ($)	Sep. 30, 2025 USD ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2023 MXN ($)
Disclosure of equity [line items]
Percentage of discount and return on plan asset		9.75%		10.11%	9.75%	10.11%	11.28%		9.75%		9.42%
Post-employment benefit expense, defined benefit plans						$ (8,039,019)
Net (loss)		$ (61,242,430)		$ (161,455,401)	$ (45,055,006)	(430,102,758)
Total equity (deficit)		(1,895,797,662)		(1,739,181,706)	(1,895,797,662)	(1,739,181,706)	$ (1,983,775,736)				$ (1,652,978,810)
Negative working capital			$ 767,968,661		463,826,251
Bank indebtedness										$ 5,512,700
Current borrowings		443,168,492			443,168,492		425,218,517
Increase in Certificates of Contribution “A”					$ 380,100,879	150,509,050
Average prices of crude oil exports | $ / bbl					61.16
Non- controlling interest
Disclosure of equity [line items]
Total equity (deficit)		(283,179)		$ (255,669)	$ (283,179)	$ (255,669)	(274,387)				$ (116,639)
Federal budget
Disclosure of equity [line items]
Total	$ 248,722,000				380,100,879
Bank indebtedness								$ 245,388,650
Indebtedness that may be used to partially cover financial balance in next year		$ 5,512,700			$ 5,512,700				$ 143,403,700
Crude oil price per barrel | $ / uSDPerBbl					57.80
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Increase in Certificates of Contribution “A”					$ 136,210,300
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution					$ 380,100,879		$ 156,509,050